Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure by us of material nonpublic information, but the Board and the Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. The Board and Compensation Committee grant awards without regard to the share price or the timing of the release of material nonpublic information and does not time grants for the purpose of affecting the value of executive compensation. During the fiscal year ended December 31, 2024, no equity awards were granted.
Award Timing Method	We do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure by us of material nonpublic information, but the Board and the Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board and Compensation Committee grant awards without regard to the share price or the timing of the release of material nonpublic information and does not time grants for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false